SUBSEQUENT EVENTS (Details)			2 Months Ended		12 Months Ended
	Feb. 08, 2019 USD ($) shares	Jan. 17, 2019 position	Mar. 15, 2019 USD ($)	Mar. 08, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 position	Dec. 31, 2018 store	Aug. 31, 2018	Aug. 13, 2018	Feb. 28, 2018 USD ($) shares
Subsequent Event [Line Items]
Restructuring costs					$ 0	$ 0	$ 2,624,000
Repayments of senior note					$ 0	$ 125,000,000	$ 0
8.25% Senior Notes Due 2025
Subsequent Event [Line Items]
Stated interest rate (as percent)					8.25%
8.25% Senior Notes Due 2025 | Senior Notes
Subsequent Event [Line Items]
Stated interest rate (as percent)					8.25%					8.25%	8.25%
Cognical Holdings, Inc.
Subsequent Event [Line Items]
Business combination, preferred shares purchased (in shares) | shares						3,292,554						560,872
Purchase of cost method investment						$ 5,600,000						$ 1,000,000
Cognical Holdings, Inc.
Subsequent Event [Line Items]
Cost method, ownership (as percent)					10.40%
Subsequent event
Subsequent Event [Line Items]
Number of positions eliminated (as percent)		2.80%
Restructuring costs				$ 1,600,000
Subsequent event | 8.25% Senior Notes Due 2025
Subsequent Event [Line Items]
Aggregate principal amount of notes	$ 680,600,000
Subsequent event | 8.25% Senior Notes Due 2025 | Senior Notes
Subsequent Event [Line Items]
Cash payment amount per principal multiple	10.00
Principle multiple for cash payment	1,000
Costs incurred	$ 7,700,000
Repayments of senior note			$ 6,800,000
Subsequent event | Cognical Holdings, Inc.
Subsequent Event [Line Items]
Business combination, preferred shares purchased (in shares) | shares	679,535
Purchase of cost method investment	$ 1,400,000
Subsequent event | Cognical Holdings, Inc.
Subsequent Event [Line Items]
Cost method, ownership (as percent)	11.70%
North America | Subsequent event
Subsequent Event [Line Items]
Number of positions eliminated | position		121
North America | Workforce reduction, corporate support | Subsequent event
Subsequent Event [Line Items]
Number of positions eliminated | position		39
Number of positions eliminated (as percent)		8.00%
United States
Subsequent Event [Line Items]
Number of stores								213	213
United States | Workforce reduction, store | Subsequent event
Subsequent Event [Line Items]
Number of positions eliminated | position		82
Number of positions eliminated (as percent)		5.00%